Class ADV Shares | ING T. Rowe Price International Stock Portfolio
Average Annual Total Returns % (for the periods ended December 31, 2010)
Average Annual Total Returns Class ADV Shares ING T. Rowe Price International Stock Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class ADV		13.37%			2.40%		Jan. 20, 2006
Class ADV MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%			3.48%	[3]
Class ADV MSCI EAFE Index	[2]	7.75%			1.27%	[3]
Class S (adjusted)		13.39%	3.04%		6.82%		May 02, 2005
Class S MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%	4.82%		7.55%	[3]
Class S MSCI EAFE Index	[2]	7.75%	2.46%		4.95%	[3]
[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.